Statements of Operations - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Total operating expenses	$ 504,605	$ 30,939	$ 31,434	$ 1,900,314	$ 1,134,803
Loss from operations	(504,605)	(30,939)	(31,434)	(1,900,314)	(1,134,803)
Other income:
Interest income	76,629			81,973	1,299
Change in fair value of warrant liability	41,244			109,002	5,892
Total other income	117,873			190,975	7,191
Loss before income taxes	(386,732)	(30,939)	(31,434)	(1,709,339)	(1,127,612)
Benefit from (provision for) income taxes
Net loss	(386,732)	(30,939)	(31,434)	(1,709,339)	$ (1,127,612)
Operating expenses:
Professional fees	307,154	30,000	30,495	1,401,354
Selling, general and administrative	$ 197,451	$ 939	$ 939	$ 498,960
Redeemable Shares
Other income:
Weighted-average common shares outstanding, basic and diluted (in Shares)	5,733,920			5,733,920	2,789,393
Basic and diluted net income (Loss) per share (in Dollars per share)	$ 0			$ (0.14)	$ (0.05)
Non-redeemable Shares
Other income:
Weighted-average common shares outstanding, basic and diluted (in Shares)	1,728,078	1,247,940	1,091,947	1,728,078	1,447,964
Basic and diluted net income (Loss) per share (in Dollars per share)	$ (0.21)	$ (0.02)	$ (0.03)	$ (0.54)	$ (0.68)